REDEEMABLE NONCONTROLLING INTERESTS	12 Months Ended
Apr. 30, 2015
REDEEMABLE NONCONTROLLING INTERESTS [Abstract]
REDEEMABLE NONCONTROLLING INTERESTS

NOTE 19 • REDEEMABLE NONCONTROLLING INTERESTS

Redeemable noncontrolling interests on our Consolidated Balance Sheets represent the noncontrolling interest in a joint venture of the Company in which the Company’s unaffiliated partner, at its election, could require the Company to buy its interest at a purchase price to be determined by an appraisal conducted in accordance with the terms of the agreement, or at a negotiated price. Redeemable noncontrolling interests are presented at the greater of their carrying amount or redemption value at the end of each reporting period. Changes in the value from period to period are charged to common shares of beneficial interest on our Consolidated Balance Sheets. The Company currently has one joint venture, the Company’s Southgate apartment project in Minot, North Dakota, in which the Company’s joint venture partner can, for the four-year period from February 6, 2016 through February 5, 2020, compel the Company to acquire the partner’s interest, for a price to be determined in accordance with the provisions of the joint venture agreement.

As of April 30, 2015 and 2014, the estimated redemption value of the redeemable noncontrolling interests was $6.4 million and $6.2 million, respectively. Below is a table reflecting the activity of the redeemable noncontrolling interests.

	(in thousands)
	2015	2014	2013
Balance at beginning of fiscal year	$6,203	$5,937	$0
Contributions	0	0	5,932
Net income	165	266	5

Balance at close of fiscal year	$6,368	$6,203	$5,937